SUPPLEMENT DATED JUNE 26, 2007
TO PROSPECTUSES DATED MARCH 1, 2007
CALAMOS® FAMILY OF FUNDS
CALAMOS GLOBAL EQUITY FUND
I SHARES AND R SHARES
      This supplement together with the Calamos Family of Funds prospectus and Global Equity Fund prospectus offers Class I shares (“Institutional Shares”) and Class R shares (“R Shares”) of each of Growth Fund, Blue Chip Fund, Value Fund, International Growth Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund, Convertible Fund, Market Neutral Income Fund, Multi-Fund Blend and Global Equity Fund (each a “Fund”). Each Fund through its prospectus also currently offers three other classes of shares, Class A, Class B and Class C shares, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares or R Shares.
      The following information supplements the indicated sections of the prospectuses.
How has the Fund performed in the past?
      Each Fund, except for Multi-Fund Blend and Global Equity Fund, presents average annual total returns for the Institutional Shares. Performance information has not been presented for Multi-Fund Blend or Global Equity Fund because neither Fund has been in existence for at least one calendar year. Performance information has not been presented for R Shares because the class has not been available for at least one calendar year.
      The following table shows the average annual performance of Growth Fund’s Institutional Shares and is added after the table located on page 5 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Five Years	Since Inception*

Class I
Return before taxes	1.71%	9.62%	15.98%
S&P 500 Index#	15.79%	6.19%	6.10%
Russell Midcap® Growth Index##	10.66%	8.22%	6.66%	@

*	Inception date for Class I shares of this Fund is 9/18/97.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies whose average market capitalization is approximately $4.2 billion, with higher price-to-book ratios and higher growth values.

@	Index data shown is from 8/31/97 (comparative data is available only for full monthly periods).

     The following table shows the average annual performance of Blue Chip Fund’s Institutional Shares and is added after the table located on page 10 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Since Inception*

Class I
Return before taxes	12.01%	9.48%
S&P 500 Index#	15.79%	11.59%

*	Inception date for Class I shares of this Fund is 12/1/03.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.
     The following table shows the average annual performance of Value Fund’s Institutional Shares and is added after the table located on page 13 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Since Inception*

Class I
Return before taxes	14.83%	9.01%
Russell 1000 Value Index#	22.25%	11.39%	@

*	Inception date for Class I shares of this Fund is 3/1/02.

#	The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

@	Index data shown is from 2/28/02 (comparative data is available only for full monthly periods).
     The following table shows the average annual performance of International Growth Fund’s Institutional Shares and is added after the table located on page 18 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Since Inception*

Class I
Return before taxes	21.96%	23.21%
MSCI EAFE Growth Index#	22.69%	18.90%

*	Inception date for Class I shares of this Fund is 3/16/05.

#	The MSCI EAFE Growth Index measures developed market growth equity performance (excluding the U.S. and Canada).

     The following table shows the average annual performance of Global Growth and Income Fund’s Institutional Shares and is added after the table located on page 24 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Five Years	Since Inception*

Class I
Return before taxes	16.21%	12.02%	10.70%
MSCI World Index#	20.65%	10.49%	6.74	%@

*	Inception date for Class I shares of this Fund is 9/18/97.

#	The MSCI World Index (US Dollar) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/ Pacific region.

@	Index data shown is from 8/31/97 (comparative data is available only for full monthly periods).
     The following table shows the average annual performance of Growth and Income Fund’s Institutional Shares and is added after the table located on page 30 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Five Years	Since Inception*

Class I
Return before taxes	10.15%	10.03%	13.01%
S&P 500 Index#	15.79%	6.19%	6.11%
Value Line Convertible Index##	10.64%	8.59%	4.75%@

*	Inception date for Class I shares of this Fund is 9/18/97.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

@	Index data shown is from 8/31/97 (comparative data is available only for full monthly periods).
     The following table shows the average annual performance of High Yield Fund’s Institutional Shares and is added after the table located on page 36 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Since Inception*

Class I
Return before taxes	10.60%	9.80%
CSFB High Yield Index#	11.93%	11.42%	@

*	Inception date for Class I shares of this Fund is 3/8/02.

#	The CSFB High Yield Index is an unmanaged index of high yield debt securities.

@	Index data shown is from 2/28/02 (comparative data is available only for full monthly periods).

     The following table shows the average annual performance of Convertible Fund’s Institutional Shares and is added after the table located on page 42 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Five Years	Since Inception*

Class I
Return before taxes	9.39%	7.82%	9.87%
Value Line Convertible Index#	10.64%	8.59%	5.71%	@

*	Inception date for Class I shares of this Fund is 6/25/97.

#	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

@	Index data shown is from 5/31/97 (comparative data is available only for full monthly periods).
     The following table shows the average annual performance of Market Neutral Income Fund’s Institutional Shares and is added after the table located on page 49 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Five Years	Since Inception*

Class I
Return before taxes	8.71%	5.67%	6.38%
Lehman Brothers Government/ Credit Index#	3.78%	5.17%	6.56%	@
Citigroup 30-Day Treasury Bill Index##	4.75%	2.31%	2.85%	@

*	Inception date for Class I shares of this Fund is 5/10/00.

#	The Lehman Brothers Government/ Credit Index comprises long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market.

##	The Citigroup 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money market investments.

@	Index data shown is from 4/30/00 (comparative data is available only for full monthly periods).

What are the fees and expenses of the Fund?
      The following information describes the fees that you may pay if you buy and hold Institutional Shares of the Funds. The information presented in the following table for each Fund indicated, except Global Equity Fund, is added as the second to last column in the table for the respective Fund located on pages 6, 11, 14, 19, 25, 31, 37, 43 and 50 of the Calamos Family of Funds prospectus, respectively. The information presented in the following table for Global Equity Fund is added as the second to last column in the table located on page 6 of the Global Equity Fund prospectus.

					Global
		Blue		International	Growth and
	Growth	Chip	Value	Growth	Income
	Fund	Fund	Fund	Fund	Fund
	Class I	Class I	Class I	Class I	Class I

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None	None	None	None	None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of amount redeemed)(3)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from fund assets):
Management Fees	0.78%	1.00%	1.00%	1.00%	0.99%
Distribution and/or Service Fees (12b-1)	None	None	None	None	None
Other Expenses	0.16%	0.18%	0.21%	0.27%	0.17%
Total Annual Operating Expenses	0.94%	1.18%	1.21%	1.27%	1.16%
Fee Waiver and/or Expense Reimbursement	—	—	—	—	—
Net Expenses	0.94%	1.18%	1.21%	1.27%	1.16%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Growth			Market
	and	High		Neutral	Global
	Income	Yield	Convertible	Income	Equity
	Fund	Fund	Fund	Fund	Fund
	Class I	Class I	Class I	Class I	Class I

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None	None	None	None	None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of amount redeemed)(3)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from fund assets):
Management Fees	0.66%	0.75%	0.73%	0.74%	1.00%
Distribution and/or Service Fees (12b-1)	None	None	None	None	None
Other Expenses	0.14%	0.17%	0.14%	0.26%	0.55%
Total Annual Operating Expenses	0.80%	0.92%	0.87%	1.00%	1.55%
Fee Waiver and/or Expense Reimbursement	—	—	—	—	(0.05)%
Net Expenses	0.80%	0.92%	0.87%	1.00%	1.50%

      The following information describes the fees that you may pay if you buy and hold R Shares of the Funds. The information presented in the following table for each Fund indicated, except Global Equity Fund, is added as the last column in the table for the respective Fund located on pages 6, 11, 14, 19, 25, 31, 37, 43 and 50 of the Calamos Family of Funds prospectus, respectively. The information presented in the following table for Global Equity Fund is added as the last column in the table located on page 6 of the Global Equity Fund prospectus.

					Global
		Blue		International	Growth and
	Growth	Chip	Value	Growth	Income
	Fund	Fund	Fund	Fund	Fund
	Class R	Class R	Class R	Class R	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None	None	None	None	None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of amount redeemed)(3)	None	None	None	None	None
Exchange fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from fund assets):
Management Fees	0.78%	1.00%	1.00%	1.05%	0.99%
Distribution and/or Service Fees (12b-1)	0.50%	0.50%	0.50%	0.50%	0.50%
Other Expenses	0.16%	0.18%	0.21%	0.22%	0.17%
Total Annual Operating Expenses	1.44%	1.68%	1.71%	1.77%	1.66%
Fee Waiver and/or Expense Reimbursement	—	—	—	—	—
Net Expenses	1.44%	1.68%	1.71%	1.77%	1.66%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Growth			Market
	and	High		Neutral	Global
	Income	Yield	Convertible	Income	Equity
	Fund	Fund	Fund	Fund	Fund
	Class R	Class R	Class R	Class R	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None	None	None	None	None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of amount redeemed)(3)	None	None	None	None	None
Exchange fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from fund assets):
Management Fees	0.66%	0.75%	0.73%	0.74%	1.00%
Distribution and/or Service Fees (12b-1)	0.50%	0.50%	0.50%	0.50%	0.50%
Other Expenses	0.14%	0.17%	0.14%	0.26%	0.55%
Total Annual Operating Expenses	1.30%	1.42%	1.37%	1.50%	2.05%
Fee Waiver and/or Expense Reimbursement	—	—	—	—	(0.05)%
Net Expenses	1.30%	1.42%	1.37%	1.50%	2.00%

      The information presented in the following tables for Multi-Fund Blend is added as the last column in the table for Multi-Fund Blend located on page 56 of the Calamos Family of Funds prospectus:

	Class I	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Maximum Sales Charge (Load) Imposed On Reinvested Dividends/ Distributions	None	None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of amount redeemed)(3)	2.00%	None
Exchange fee	None	None
Annual Fund Operating Expenses (expenses deducted from fund assets):
Management Fees(4)	None	None
Distribution and/or Service (12b-1) Fees	None	0.50%
Other Expenses(5)	10.66%	10.66%
Less Expense Reimbursements(5)	(10.41)%	(10.41)%
Net Other Expenses	0.25%	0.25%
Total Annual Fund Operating Expenses	0.25%	0.75%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)(6)	1.11%	1.11%
Total Annual Fund and Acquired Fund Operating Expenses	1.36%	1.86%
      The following sentence is added after the second sentence in footnote (5) to the fees and expenses table for Multi-Fund Blend located on page 56 of the Calamos Family of Funds prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through August 31, 2007 so that Other Expenses after any such reimbursement do not exceed 0.25% for Class I shares or Class R shares.”
      The following information describes the expenses that you may pay if you buy and hold Institutional Shares or R Shares.
      The following table is added after the table relating to Growth Fund located on page 7 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	96	300	520	1,155
Class R	147	456	787	1,724

      The following table is added after the table relating to Blue Chip Fund located on page 11 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	120	375	649	1,432
Class R	171	530	913	1,987
      The following table is added after the table relating to Value Fund located on page 15 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	123	384	665	1,466
Class R	174	539	928	2,019
      The following table is added after the table relating to International Growth Fund located on page 20 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	129	403	697	1,534
Class R	180	557	959	2,084
      The following table is added after the table relating to Global Growth and Income Fund located on page 26 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	118	368	638	1,409
Class R	169	523	902	1,965

      The following table is added after the table relating to Growth and Income Fund located on page 32 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	82	255	444	990
Class R	132	412	713	1,568
      The following table is added after the table relating to High Yield Fund located on page 38 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	94	293	509	1,131
Class R	145	449	776	1,702
      The following table is added after the table relating to Convertible Fund located on page 44 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	89	278	482	1,073
Class R	139	434	750	1,646
      The following table is added after the table relating to Market Neutral Income Fund located on page 51 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	102	318	552	1,225
Class R	153	474	818	1,791

      The following table is added after the table relating to Multi-Fund Blend located on page 57 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years

Class I	138	2,416
Class R	189	2,539
      The following table is added after the table relating to Global Equity Fund located on page 7 of the Global Equity Fund prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years

Class I	153	485
Class R	203	638

What classes of shares do the Funds offer?
      The following paragraphs are added immediately after the section entitled “What classes of shares do the Funds offer? — Class C shares” on page 68 of the Calamos Family of Funds prospectus and the section entitled “What classes of shares does the Fund offer? — Class C shares” on page 12 of the Global Equity Fund prospectus:

“Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, under certain circumstances.

The Fund may waive the minimum initial investment. Effective July 9, 2007, Class I shares also are available, with the minimum initial investment waived, to current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B, Class C or Class R shares.

Class R Shares

The offering price for Class R shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 0.50% of average net assets. Class R shares may only be purchased through certain tax-exempt retirement plans held in plan level or omnibus accounts, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.”
      The following sentence is added immediately after the second sentence of the section entitled “What classes of shares do the Funds offer? — Prime Obligations Shares” on pages 68-9 of the Calamos Family of Funds prospectus and the second sentence of the section entitled “What classes of shares does the Fund offer? — Prime Obligations Shares” on pages 12-3 of the Global Equity Fund prospectus:

“Class I shares and Class R shares of the Funds may not be exchanged for Prime Obligations Shares.”
      The following sentences are added immediately after the third sentence of the section entitled “What is the minimum amount I can invest in the Funds?” on page 69 of the Calamos Family of Funds prospectus and the section entitled “What is the minimum amount I can invest in the Fund?” on page 13 of the Global Equity Fund prospectus:

“The minimum initial investment requirement for Class I shares is $1 million. There is no minimum initial investment requirement for Class R shares.”
      The following sentence is added immediately after the second sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page 71 of the Calamos Family of Funds prospectus and page 15 of the Global Equity Fund prospectus:

“You may exchange Class I shares and Class R shares of a Fund for Class I shares and Class R shares of another Fund, respectively, in the Calamos Family of Funds with no sales charges.”

      The following paragraph is added immediately after the section entitled “How can I buy shares? — By automatic bank draft plan” on page 71 of the Calamos Family of Funds prospectus and pages 15-6 of the Global Equity Fund prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may purchase Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may purchase Class I shares either directly or through an authorized dealer.”
How can I sell (redeem) shares?
      The following paragraph is added immediately after the section entitled “How can I sell (redeem) shares? — By exchange” on page 73 of the Calamos Family of Funds prospectus and page 17 of the Global Equity Fund prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may redeem Class I or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may redeem Class I shares either directly or through an authorized dealer.”
      The following sentence is added immediately after the section entitled “Redemption fee on shares held seven days or less” on pages 73-4 of the Calamos Family of Funds Prospectus and pages 17-8 of the Global Equity Fund prospectus:

“A redemption of Class R Fund shares held for seven calendar days or less will not be subject to a redemption fee.”
Financial Highlights
      The following table is added immediately after the table on pages 82-3 of the Calamos Family of Funds prospectus:

Calamos Growth Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,
	2006
	through
	October 31,		Year Ended March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$62.06		$52.85	$50.30	$33.38	$39.56	$38.83
Income from investment operations:
Net investment income (loss)	(0.16	)*	(0.17)*	(0.25)*	(0.13)*	(0.30)*	(0.34)*
Net realized and unrealized gain (loss) on investments	(3.15)		11.72	2.94	17.05	(5.88)	1.07
Total from investment operations	(3.31)		11.55	2.69	16.92	(6.18)	0.73
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		(2.34)	(0.14)	—	—	—
Distributions paid from capital	—		—	—	—	—	—
Total distributions	—		(2.34)	(0.14)	—	—	—
Net asset value, end of period	$58.75		$62.06	$52.85	$50.30	$33.38	$39.56
Total Return(a)	(5.33)%		22.25%	5.35%	50.69%	(15.62)%	1.88%
Ratios and supplemental data:
Net assets, end of period (000)	$140,089		$198,409	$156,641	$123,933	$45,620	$7,424
Ratio of net expenses to average net assets	0.94	%**	0.95%	0.98%	1.06%	1.15%	1.30%
Ratio of net investment income (loss) to average net assets	(0.46	%)**	(0.30)%	(0.49)%	(0.71)%	(0.87)%	(0.87)%
Ratio of gross expenses to average net assets	0.94	%**	0.95%	0.98%	1.06%	1.15%	1.30%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Net investment income allocated based on average shares method.

**	Annualized

     The following table is added immediately after the table on pages 84-5 of the Calamos Family of Funds prospectus:
Calamos Blue Chip Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,				December 1,
	2006				2003***
	through		Year Ended		through
	October 31,		March 31,		March 31,

	2006		2006	2005	2004

Net asset value, beginning of period	$12.19		$10.94	$10.28	$10.00
Income from investment operations:
Net investment income (loss)	0.04		0.01	0.04	(0.00	)*
Net realized and unrealized gain (loss) on investments	0.61		1.24	0.64	0.28
Total from investment operations	0.65		1.25	0.68	0.28
Distributions:
Dividends from net investment income	—		—	(0.02)	—
Dividends from net realized gains	—		—	—	—
Total distributions	—		—	(0.02)	—
Net asset value, end of period	$12.84		$12.19	$10.94	$10.28
Total return(a)	5.33%		11.43%	6.64%	2.80%
Ratios and supplemental data:
Net assets, end of period (000)	$19,153		$17,881	$2,686	$1,427
Ratio of net expenses to average net assets	1.18	%**	1.21%	1.45%	1.50	%**
Ratio of net investment income (loss) to average net assets	0.54	%**	0.41%	0.50%	(0.17	)%**
Ratio of gross expenses to average net assets	1.18	%**	1.21%	1.45%	2.31	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Amounts are less than $0.005

**	Annualized

***	Commencement of operations

     The following table is added immediately after the table on pages 86-7 of the Calamos Family of Funds prospectus:
Calamos Value Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,						March 1,
	2006						2002***
	through						through
	October 31,		Year Ended March 31,				March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$13.18		$12.11	$11.33	$7.72	$9.90	$9.83
Income from investment operations:
Net investment income (loss)	0.02	*	0.04	0.03	(0.01)	—	—
Net realized and unrealized gain (loss) on investments	0.61		1.53	0.75	3.62	(2.18)	0.07
Total from investment operations	0.63		1.57	0.78	3.61	(2.18)	0.07
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		(0.50)	—	—	—	—
Total distributions	—		(0.50)	—	—	—	—
Net asset value, end of period	$13.81		$13.18	$12.11	$11.33	$7.72	$9.90
Total Return(a)	4.78%		13.22%	6.88%	46.76%	(22.02)%	0.71%
Ratios and supplemental data:
Net assets, end of period (000)	$6,951		$4,120	$3,174	$2,461	$1,336	$1
Ratio of net expenses to average net assets	1.21	%**	1.22%	1.36%	1.50%	1.50%	1.50	%**
Ratio of net investment income (loss) to average net assets	0.21	%**	0.35%	0.32%	(0.15)%	(0.03)%	(0.01	)%**
Ratio of gross expenses to average net assets	1.21	%**	1.22%	1.36%	1.77%	5.80%	31.97	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Net investment income allocated based on average shares method.

**	Annualized

***	Commencement of operations

     The following table is added immediately after the table on pages 88-9 of the Calamos Family of Funds prospectus:
Calamos International Growth Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,			March 16,
	2006			2005**
	through		Year Ended	through
	October 31,		March 31,	March 31,

	2006		2006	2005

Net asset value, beginning of period	$13.11		$9.76	$10.00
Income from investment operations:
Net investment income	0.05		0.09	0.01
Net realized and unrealized (loss) on investments	0.21		3.33	(0.25)

Total from investment operations	0.26		3.42	(0.24)

Distributions:
Dividends from net investment income	—		(0.07)	—
Dividends from net realized gains	—		—	—

Total distributions	—		(0.07)	—

Net asset value, end of period	$13.37		$13.11	$9.76

Total return(a)	1.98%		35.13%	(2.40)%

Ratios and supplemental data:
Net assets, end of period (000)	$59,108		$52,011	$6,835
Ratio of net expenses to average net assets	1.27	%*	1.37%	1.50	%*
Ratio of net investment income (loss) to average net assets	0.74	%*	1.05%	2.25	%*
Ratio of gross expenses to average net assets	1.28	%*	1.37%	2.75	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized

**	Commencement of operations

     The following table is added immediately after the table on pages 90-1 of the Calamos Family of Funds prospectus:
Calamos Global Growth and Income Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,
	2006
	through
	October 31,		Year Ended March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.23		$8.30	$8.05	$6.27	$6.86	$7.09
Income from investment operations:
Net investment income (loss)	0.05	#	0.15 #	0.16 #	0.15 #	0.52	0.16
Net realized and unrealized gain (loss) on investments	0.40		2.19	0.09	1.64	(1.09)	(0.11)

Total from investment operations	0.45		2.34	0.25	1.79	(0.57)	0.05

Distributions:
Dividends from net investment income	(0.11)		(0.25)	—	(0.01)	(0.02)	(0.25)
Dividends from net realized gains	—		(0.16)	(0.00)*	—	—	(0.03)
Total distributions	(0.11)		(0.41)	—	(0.01)	(0.02)	(0.28)

Net asset value, end of period	$10.57		$10.23	$8.30	$8.05	$6.27	$6.86

Total Return(a)	4.43%		28.56%	3.15%	28.59%	(8.29)%	0.76%

Ratios and supplemental data:
Net assets, end of period (000)	$37,758		$28,532	$4,645	$4,251	$1,155	$633
Ratio of net expenses to average net assets	1.16	%**	1.19%	1.26%	1.44%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.92	%**	1.54%	2.03%	1.97%	5.51%	2.13%
Ratio of gross expenses to average net assets	1.17	%**	1.19%	1.26%	1.44%	2.18%	2.74%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

     The following table is added immediately after the table on pages 92-3 of the Calamos Family of Funds prospectus:
Calamos Growth and Income Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,
	2006
	through
	October 31,		Year Ended March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$32.06		$28.90	$28.21	$21.91	$23.54	$22.87
Income from investment operations:
Net investment income (loss)	0.32		0.51	0.45	0.44	0.65	0.57
Net realized and unrealized gain (loss) on investments	0.24		4.08	0.85	6.33	(1.75)	0.94

Total from investment operations	0.56		4.59	1.30	6.77	(1.10)	1.51

Distributions:
Dividends from net investment income	(0.51)		(0.67)	(0.45)	(0.47)	(0.53)	(0.63)
Dividends from net realized gains	—		(0.76)	(0.16)	—	—	(0.21)
Total distributions	(0.51)		(1.43)	(0.61)	(0.47)	(0.53)	(0.84)

Net asset value, end of period	$32.11		$32.06	$28.90	$28.21	$21.91	$23.54

Total Return(a)	1.78%		16.33%	4.67%	31.06%	(4.65)%	6.77%

Ratios and supplemental data:
Net assets, end of period (000)	$153,049		$142,702	$82,793	$44,192	$15,670	$2,956
Ratio of net expenses to average net assets	0.80	%*	0.81%	0.83%	0.89%	1.00%	1.11%
Ratio of net investment income (loss) to average net assets	1.60	%*	1.56%	1.67%	1.88%	3.56%	2.44%
Ratio of gross expenses to average net assets	0.80	%*	0.81%	0.83%	0.89%	1.00%	1.11%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized

     The following table is added immediately after the table on pages 94-5 of the Calamos Family of Funds prospectus:
Calamos High Yield Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,
	2006
	through
	October 31,		Year Ended March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.84		$10.75	$10.85	$9.60	$9.84	$9.67
Income from investment operations:
Net investment income (loss)	0.33		0.64	0.82	0.77	0.61	0.06
Net realized and unrealized gain (loss) on investments	0.02		0.33	(0.19)	1.21	(0.37)	0.20

Total from investment operations	0.35		0.97	0.63	1.98	0.24	0.26

Distributions:
Dividends from net investment income	(0.48)		(0.75)	(0.58)	(0.73)	(0.48)	(0.09)
Dividends from net realized gains	—		(0.13)	(0.15)	—	—	—

Total distributions	(0.48)		(0.88)	(0.73)	(0.73)	(0.48)	(0.09)

Net asset value, end of period	$10.71		$10.84	$10.75	$10.85	$9.60	$9.84

Total Return(a)	3.50%		9.39%	5.96%	21.04%	2.83%	2.68%

Ratios and supplemental data:
Net assets, end of period (000)	$2,455		$1,947	$1,874	$2,717	$2,272	$1
Ratio of net expenses to average net assets	0.92	%*	0.94%	0.99%	1.05%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	5.75	%*	5.95%	6.51%	7.29%	7.32%	6.57%
Ratio of gross expenses to average net assets	0.92	%*	0.94%	0.99%	1.05%	1.71%	5.50%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized

     The following table is added immediately after the table on pages 96-7 of the Calamos Family of Funds prospectus:
Calamos Convertible Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,
	2006
	through
	October 31,		Year Ended March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$19.01		$19.55	$21.29	$16.49	$18.13	$18.44
Income from investment operations:
Net investment income (loss)	0.22	*	0.35	0.43	0.51	0.66	0.54
Net realized and unrealized gain (loss) on investments	0.30		1.72	(0.73)	4.95	(2.01)	0.13

Total from investment operations	0.52		2.07	(0.30)	5.46	(1.35)	0.67

Distributions:
Dividends from net investment income	(0.55)		(0.99)	(0.40)	(0.66)	(0.29)	(0.67)
Dividends from net realized gains	—		(1.62)	(1.04)	—	—	(0.31)

Total distributions	(0.55)		(2.61)	(1.44)	(0.66)	(0.29)	(0.98)

Net asset value, end of period	$18.98		$19.01	$19.55	$21.29	$16.49	$18.13

Total Return(a)	2.83%		11.31%	(1.47)%	33.45%	(7.44)%	3.83%

Ratios and supplemental data:
Net assets, end of period (000)	$21,126		$26,304	$35,235	$51,614	$38,852	$36,499
Ratio of net expenses to average net assets	0.87	%**	0.87%	0.86%	0.90%	0.95%	1.03%
Ratio of net investment income (loss) to average net assets	2.03	%**	2.10%	2.05%	2.61%	4.00%	2.93%
Ratio of gross expenses to average net assets	0.87	%**	0.87%	0.86%	0.90%	0.95%	1.03%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Net investment income allocated based on average shares method.

**	Annualized

     The following table is added immediately after the table on pages 98-9 of the Calamos Family of Funds prospectus.
Calamos Market Neutral Income Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,
	2006
	through
	October 31,		Year Ended March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.57		$12.92	$14.34	$14.05	$13.63	$13.25
Income from investment operations:
Net investment income (loss)	0.31	*	0.57 *	0.54	0.56	0.54	0.45
Net realized and unrealized gain (loss) on investments	0.14		0.10	(0.63)	0.84	0.46	0.35

Total from investment operations	0.45		0.67	(0.09)	1.40	1.00	0.80

Distributions:
Dividends from net investment income	(0.35)		(1.02)	(0.85)	(0.80)	(0.58)	(0.40)
Dividends from net realized gains	—		—	(0.48)	(0.31)	(0.00)**	(0.02)

Total distributions	(0.35)		(1.02)	(1.33)	(1.11)	(0.58)	(0.42)

Net asset value, end of period	$12.67		$12.57	$12.92	$14.34	$14.05	$13.63

Total Return(a)	3.62%		5.56%	(0.76)%	10.32%	7.40%	6.09%

Ratios and supplemental data:
Net assets, end of period (000)	$14,450		$7,830	$39,561	$40,969	$39,257	$31,177
Ratio of net expenses to average net assets(b)	1.00	%***	1.32%	1.07%	1.26%	1.28%	1.14%
Ratio of net investment income (loss) to average net assets	4.28	%***	4.59%	3.70%	3.89%	3.92%	3.33%
Ratio of gross expenses to average net assets(b)	1.00	%***	1.32%	1.07%	1.26%	1.28%	1.14%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Includes 0.10%, 0.43%, 0.18%, 0.36%, 0.34% and 0.15%, for the period April 1, 2006 through October 31, 2006 and the years 2006, 2005, 2004, 2003, and 2002, respectively, related to dividend expense on short positions.

*	Net investment income allocated based on average shares method.

**	Amounts are less than $0.005 per share.

***	Annualized

     The following table is added immediately after the table on page 100 of the Calamos Family of Funds prospectus:
Calamos Multi-Fund Blend
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	June 28,
	2006*
	through
	October 31,
	2006

Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (loss)	(0.00	)***
Net realized and unrealized gain (loss) on investments	0.93

Total from investment operations	0.93

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$10.93

Total return(a)	9.30%

Ratios and supplemental data:
Net assets, end of period (000)	$23
Ratio of net expenses to average net assets	0.25	%**
Ratio of net investment income (loss) to average net assets	(0.25	%)**
Ratio of gross expenses to average net assets	10.66	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Commencement of operations

**	Annualized

***	Amount is less than $0.005 per share.

IRPROSPT 1161 06/07